Non-Hedge Derivative Gains (Losses) in Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Receipts from (payments on) settlement	$ (37,274)	$ 23,491	$ (45,490)
Non-hedge derivative gains	49,685	34,408	38,595
Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value	(8,440)	50,004	8,610
Receipts from (payments on) settlement	28,716	(16,801)	27,332
Costless collar
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value	21,182	3,540	(24,846)
Receipts from (payments on) settlement	10,229	1,250	28,268
Basis protection swaps
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value	(331)	4,355	9,341
Receipts from (payments on) settlement	$ (1,671)	$ (7,940)	$ (10,110)